Summary of Significant Accounting Policies - Summary of Lease at Date of Initial Application (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Operating commitments disclosed as at December 31, 2018	¥ 235	¥ 305	¥ 305
(Less): Other commitments		(28)
Operating lease commitments		277
Discounted using the lessee’s incremental borrowing rate of at the date of initial application		222
(Less): short-term leases not recognized as a liability		(125)
Lease liabilities recognized as at January 1,2019		97
Current lease liabilities	69	29
Non-current lease liabilities	¥ 78	¥ 68